Secured and Unsecured Loan Payable	6 Months Ended	12 Months Ended
	Apr. 30, 2012	Oct. 31, 2011
Secured and Unsecured Loan Payable [Text Block]
8.	Secured loan payable

On October 27, 2008 the Company entered into a Purchase Agreement in the amount of CAD$900,000 of Notes being purchased by the President (CAD$400,000), the President’s wholly-owned company (CAD$300,000) and a shareholder (CAD$200,000) of the Company (“Purchasers”). The Purchasers agreed to purchase an 18% interest bearing Promissory Note of the Company subject to and upon the terms and conditions of the Purchase Agreement. The Company’s obligations to repay the Promissory Note will be secured by certain specified assets of the Company pursuant to a Security Agreement. As long as the Promissory Note is outstanding, the Purchasers may voluntarily convert the Promissory Note to Common Shares at the conversion price of $0.45 per share of Common Stock. The Promissory Note matures on October 27, 2010 or by mutual agreement by all parties on October 27, 2009.

In connection with the Purchase Agreement, the Company issued a total of 390,000 ( 1,560,000 pre- consolidation) warrants which two warrants entitle a holder to purchase a common share of the Company of which 195,000 ( 780,000 pre-consolidation) warrants are eligible at $0.05 (adjusted price) and 195,000 ( 780,000 pre-consolidation) warrants are eligible at $0.05 (adjusted price) per share and expire October 27, 2009 and October 27, 2010, respectively.

The Company did not incur beneficiary conversion charges as the conversion price is greater than the fair value of the Company’s equity.

As at the date of the issuance of the above noted Promissory Note, the Company allocated CAD$21,321 and CAD$683,559 to warrants (additional paid-in capital) and Promissory Note based on their relative fair value.

On July 10, 2009 the Purchasers converted $45,000 of the Promissory Note into equity at $0.05.

On October 27, 2009, 191,000 warrants were exercised for 95,500 common shares.

On October 21, 2010, the Company settled a portion of the debt, namely $1,625 with the President’s wholly- owned company by converting 65,000 warrants into 32,500 common shares of the Company as per Purchase Agreement dated October 27, 2008 at a price of $0.05 per share.

On October 21, 2010, the Company settled a portion of the debt, namely $2,1675 with the President by converting 86,667 warrants into 43,333 common shares of the Company as per Purchase Agreement dated October 27, 2008 at a price of $0.05 per share.

On October 21, 2010, the Company entered into an amendment with loan holders to extend the loan to be on a month-to-month basis with the same terms and conditions as pursuant to the amendment.

During the year ended October 31, 2011, the Company has paid down the debt by CAD$185,000 and the carrying amount of the secured loan is $673,998 as of April 30, 2012.

				Interest
	Effective Int. Date	Due Date	Amount	%	Interest
Third Party	December 1, 2010	December 1, 2012	50,000	@ 12%	6,000/an num
Third Party	December 1, 2010	December 1, 2012	250,000	@ 12%	30,000/an num
David DeDemartini	December 2, 2010	December 1, 2012	50,000	@ 12%	6,000/an num
Emerald Atlantic	December 16, 2010	December 1, 2012	120,000	@ 12%	14,400/an num
Third Party	December 1, 2010	December 1, 2012	100,000	@ 12%	12,000/an num
Third Party	December 13, 2010	December 1, 2012	50,000	@ 12%	6,000/an num
CAB Financial		Month to month	75,000	@ 18%	1,125/mo nth
CAB Financial		Month to month	151,525	@ 18%	2,273/mo nth
Third Party		Month to month	110,000	@ 18%	1,650 /month
Chris Bunka		Month to month	395,988	@ 18%	5,940/mo nth
CAB Financial	December 1, 2011	December 1, 2012	100,000	@ 12%	12,000/an num
David DeDemartini	December 1, 2011	December 1, 2012	100,000	@ 12%	12,000/an num
Chris Bunka	March 30, 2012	Month to month	50,000	@ 12%	6,000/mo nth

Total Outstanding			1,602,513

7.	(a) Secured loan payable

On October 27, 2008 the Company entered into a Purchase Agreement in the amount of CAD$900,000 of Notes being purchased by the President (CAD$400,000), the President’s wholly-owned company (CAD$300,000) and a shareholder (CAD$200,000) of the Company (“Purchasers”). The Purchasers agreed to purchase an 18% interest bearing Promissory Note of the Company subject to and upon the terms and conditions of the Purchase Agreement. The Company’s obligations to repay the Promissory Note will be secured by certain specified assets of the Company pursuant to a Security Agreement. As long as the Promissory Note is outstanding, the Purchasers may voluntarily convert the Promissory Note to Common Shares at the conversion price of $0.45 per share of Common Stock. The Promissory Note matures on October 27, 2010 or by mutual agreement by all parties on October 27, 2009.

In connection with the Purchase Agreement, the Company issued a total of 390,000 ( 1,560,000 pre-consolidation) warrants which two warrants entitle a holder to purchase a common share of the Company of which 195,000 ( 780,000 pre-consolidation) warrants are eligible at $0.05 (adjusted price) and 195,000 ( 780,000 pre-consolidation) warrants are eligible at $0.05 (adjusted price) per share and expire October 27, 2009 and October 27, 2010, respectively.

The Company did not incur beneficiary conversion charges as the conversion price is greater than the fair value of the Company’s equity.

As at the date of the issuance of the above noted Promissory Note, the Company allocated CAD$21,321 and CAD$683,559 to warrants (additional paid-in capital) and Promissory Note based on their relative fair value.

On July 10, 2009 the Purchasers converted $45,000 of the Promissory Note into equity at $0.05.

On October 27, 2009, 191,000 warrants were exercised for 95,500 common shares.

On October 21, 2010, the Company settled a portion of the debt, namely $1,625 with the President’s wholly-owned companyby converting 65,000 warrants into 32,500 common shares of the Company as per Purchase Agreement dated October 27, 2008 at a price of $0.05 per share.

On October 21, 2010, the Company settled a portion of the debt, namely $2,166.65 with the President by converting 86,667 warrants into 43,333 common shares of the Company as per Purchase Agreement dated October 27, 2008 at a price of $0.05 per share.

On October 21, 2010, the Company entered into an amendment with loan holders to extend the loan to be on a month-to-month basis with the same terms and conditions as pursuant to the amendment.

During the year ended October 31, 2011, the Company has paid down the debt by CAD$185,000 and the carrying amount of the secured loan is $679,504 as of year end.

(b) Unsecured Loan Payable

On September 13, 2010, we entered into a demand loan agreement and promissory note with CAB Financial Services Ltd. (the “Lender” or “CAB”), a company controlled by the President of our company. The principal amount of the note is $90,000. The loan agreement and promissory note provides that the debt be payable on demand. The note has an interest rate of 12% per annum.

On January 31, 2011, the Company had paid back the loan for the full amount of $90,000 to CAB and accrued interest of $3,884.

On April 1, 2010, the Company entered into a purchase agreement with a company controlled by the President (the “Purchaser”), for a non-secured promissory note in the amount of US$75,000 (the “Promissory Note”). The Purchaser agreed to purchase a non-secured 18% interest bearing Promissory Note of our company subject to and upon the terms and conditions of the Purchase Agreement. The Promissory Note is due and payable on April 1, 2012. The Promissory Note may be prepaid in whole or in part at any time prior to April 1, 2012 by payment of 108% of the outstanding principal amount including accrued and unpaid interest.

As long as the Promissory Note is outstanding, the Purchaser may voluntarily convert the Promissory Note including accrued and unpaid interest to common shares of our company at the conversion price of $0.30 per common share.

The Company did not incur beneficiary conversion charges as the conversion price is great than the fair value of the Company’s equity. As of October 31, 2011, the carrying amount of the unsecured loan is $75,000.